Exploration and Evaluation Assets - Summary of Capitalized Costs on Projects (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	$ 252,380,408
Impairment	0	$ 14,354
Exploration and evaluation assets, ending balance	274,721,793	252,380,408
Acquisition Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	28,328,459	28,315,229
Additions	142,363	14,077
Impairment		(847)
Exploration and evaluation assets, ending balance	28,470,822	28,328,459
Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	224,051,949	165,813,365
Expense arising from exploration for and evaluation of mineral resources	22,199,022	58,238,584
Impairment		(13,507)
Exploration and evaluation assets, ending balance	246,250,971	224,051,949
Rook I Property [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	200,019,336
Exploration and evaluation assets, ending balance	216,584,893	200,019,336
Rook I Property [member] | Acquisition Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	235,077	235,077
Additions	0	0
Impairment		0
Exploration and evaluation assets, ending balance	235,077	235,077
Rook I Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	199,784,259	148,658,925
Expense arising from exploration for and evaluation of mineral resources	16,565,557	51,125,334
Exploration and evaluation assets, ending balance	216,349,816	199,784,259
Other Athabasca Basin Properties [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	10,620,974
Exploration and evaluation assets, ending balance	10,631,294	10,620,974
Other Athabasca Basin Properties [member] | Acquisition Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	1,457,607	1,457,607
Additions	0	0
Impairment		0
Exploration and evaluation assets, ending balance	1,457,607	1,457,607
Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	9,163,367	6,530,533
Expense arising from exploration for and evaluation of mineral resources	10,320	2,632,834
Impairment		0
Exploration and evaluation assets, ending balance	9,173,687	9,163,367
Drilling [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	2,800,964	21,026,529
Drilling [member] | Rook I Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	17,596,099
Drilling [member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	1,508,527
General Exploration [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	2,007,720	6,122,983
General Exploration [member] | Rook I Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	1,407,493	5,453,717
General Exploration [member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	5,688	4,126
Environmental and permitting [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	6,862,731
Environmental and permitting [member] | Rook I Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	6,725,648
Technical, engineering and design [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	4,382,720
Technical, engineering and design [member] | Rook I Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	4,158,100
Geochemistry and assays [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	317,508
Geological and Geophysical [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	35,132	21,746,516
Geological and Geophysical [member] | Rook I Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	19,859,997
Geological and Geophysical [member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	4,632	1,042,071
Labour and Wages [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	4,066,010	7,003,372
Labour and Wages [member] | Rook I Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	2,925,395	6,099,402
Labour and Wages [member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	78,110
Share-based Payments [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	1,515,684	1,326,078
Share-based Payments [member] | Rook I Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	1,280,728	1,227,604
Share-based Payments [member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
Travel [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	210,553	1,026,613
Travel [member] | Rook I Property [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	68,193	888,515
Travel [member] | Other Athabasca Basin Properties [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	0	0
IsoEnergy Ltd. [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	41,740,098
Exploration and evaluation assets, ending balance	47,505,606	41,740,098
IsoEnergy Ltd. [member] | Acquisition Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	26,635,775	26,622,545
Additions	142,363	14,077
Impairment		(847)
Exploration and evaluation assets, ending balance	26,778,138	26,635,775
IsoEnergy Ltd. [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Exploration and evaluation assets, beginning balance	15,104,323	10,623,907
Expense arising from exploration for and evaluation of mineral resources	5,623,145	4,480,416
Impairment		(13,507)
Exploration and evaluation assets, ending balance	20,727,468	15,104,323
IsoEnergy Ltd. [member] | Drilling [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	2,800,964	1,921,903
IsoEnergy Ltd. [member] | General Exploration [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	594,539	665,140
IsoEnergy Ltd. [member] | Environmental and permitting [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	137,083
IsoEnergy Ltd. [member] | Technical, engineering and design [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	224,620
IsoEnergy Ltd. [member] | Geochemistry and assays [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	317,508
IsoEnergy Ltd. [member] | Geological and Geophysical [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	30,500	844,448
IsoEnergy Ltd. [member] | Labour and Wages [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	1,140,615	825,860
IsoEnergy Ltd. [member] | Share-based Payments [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	234,956	98,474
IsoEnergy Ltd. [member] | Travel [member] | Deferred Exploration Costs [member]
Disclosure of exploration and expenditure assets [line items]
Expense arising from exploration for and evaluation of mineral resources	$ 142,360	$ 138,098